Annual Total Returns[BarChart] - AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.15%)	21.91%	15.36%	(6.36%)	(2.79%)	1.93%	29.63%	(17.47%)	27.22%	13.08%